EMPLOYEE COSTS AND PURCHASE OF GOODS AND SERVICES (Tables)	12 Months Ended
Dec. 31, 2022
EMPLOYEE COSTS AND PURCHASE OF GOODS AND SERVICES
Schedule of employee costs and purchase of goods and services

	2022	2021	2020
Employee costs	$539.5	$574.3	$595.5
Less employee costs capitalized to property, plant and equipment and to intangible assets	(141.8)	(168.4)	(191.7)
	397.7	405.9	403.8
Purchase of goods and services[1]:
Royalties and rights	416.0	401.0	403.9
Cost of products sold	460.3	497.3	444.6
Subcontracting costs	92.9	147.7	148.8
Marketing and distribution expenses	62.1	61.3	56.0
Other	376.3	346.1	301.0
	1,407.6	1,453.4	1,354.3
	$1,805.3	$1,859.3	$1,758.1
1	Cost of inventories included in purchase of goods and services amounted to $444.2 million in 2022 ($470.7 million in 2021 and $407.9 million in 2020). Write-downs of inventories totalling $3.1 million were recognized in purchase of goods and services in 2022 ($2.0 million in 2021 and $1.7 million in 2020).